UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22455

 NAME OF REGISTRANT:                     Cohen & Steers Select Preferred
                                         And Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10475

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina M. Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

Cohen & Steers Select Preferred And Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ROYAL BANK OF SCOTLAND GROUP PLC                                                            Agenda Number:  933628185
--------------------------------------------------------------------------------------------------------------------------
        Security:  780097770
    Meeting Type:  Annual
    Meeting Date:  30-May-2012
          Ticker:  RBSPRN
            ISIN:  US7800977701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO RECEIVE AND APPROVE THE REPORT AND                     Mgmt          For                            For
       ACCOUNTS

2.     TO APPROVE THE REMUNERATION REPORT                        Mgmt          For                            For

3.     TO ELECT ALISON DAVIS AS A DIRECTOR                       Mgmt          For                            For

4.     TO ELECT TONY DI IORIO AS A DIRECTOR                      Mgmt          For                            For

5.     TO ELECT BARONESS NOAKES AS A DIRECTOR                    Mgmt          For                            For

6.     TO RE-ELECT SANDY CROMBIE AS A DIRECTOR                   Mgmt          For                            For

7.     TO RE-ELECT PHILIP HAMPTON AS A DIRECTOR                  Mgmt          For                            For

8.     TO RE-ELECT STEPHEN HESTER AS A DIRECTOR                  Mgmt          For                            For

9.     TO RE-ELECT PENNY HUGHES AS A DIRECTOR                    Mgmt          For                            For

10.    TO RE-ELECT JOE MACHALE AS A DIRECTOR                     Mgmt          For                            For

11.    TO RE-ELECT BRENDAN NELSON AS A DIRECTOR                  Mgmt          For                            For

12.    TO RE-ELECT ART RYAN AS A DIRECTOR                        Mgmt          For                            For

13.    TO RE-ELECT BRUCE VAN SAUN AS A DIRECTOR                  Mgmt          For                            For

14.    TO RE-ELECT PHILIP SCOTT AS A DIRECTOR                    Mgmt          For                            For

15.    TO RE-APPOINT DELOITTE LLP AS AUDITORS                    Mgmt          For                            For

16.    TO AUTHORISE THE GROUP AUDIT COMMITTEE TO                 Mgmt          For                            For
       FIX THE REMUNERATION OF THE AUDITORS

17.    TO RENEW THE DIRECTORS' AUTHORITY TO ALLOT                Mgmt          For                            For
       SECURITIES

18.    TO RENEW THE DIRECTORS' AUTHORITY TO ALLOT                Mgmt          For                            For
       SHARES ON A NON PRE-EMPTIVE BASIS

19.    TO SUB-DIVIDE AND CONSOLIDATE THE ORDINARY                Mgmt          For                            For
       SHARE CAPITAL

20.    TO AMEND THE ARTICLES OF ASSOCIATION                      Mgmt          For                            For

21.    TO RENEW AUTHORITY TO GRANT RIGHTS TO                     Mgmt          For                            For
       CONVERT B SHARES

22.    TO RENEW AUTHORITY TO GRANT RIGHTS TO                     Mgmt          For                            For
       CONVERT B SHARES ON A NON PRE-EMPTIVE BASIS

23.    TO AMEND THE RULES OF THE SHARESAVE PLANS                 Mgmt          For                            For

24.    TO PERMIT THE HOLDING OF GENERAL MEETINGS                 Mgmt          For                            For
       AT 14 DAYS' NOTICE

25.    TO AUTHORISE POLITICAL DONATIONS AND                      Mgmt          For                            For
       EXPENDITURE



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Select Preferred And Income Fund, Inc.
By (Signature)       /s/ Tina M. Payne
Name                 Tina M. Payne
Title                President
Date                 08/08/2012